As filed with the Securities and Exchange Commission on August 8, 1997
                                                       Registration No. 33-29070


                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC  20549


                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                       PRE-EFFECTIVE AMENDMENT NO.                           [ ]
                                                   ---

                        POST-EFFECTIVE AMENDMENT NO. 16                      [X]
                                                     --

                                     and/or

                             REGISTRATION STATEMENT
                    UNDER THE INVESTMENT COMPANY ACT OF 1940                 [X]

                                Amendment No. 19
                                              --
                             OCC CASH RESERVES, INC.
                  (Previously called Quest Cash Reserves, Inc.)
               (Exact Name of Registrant as Specified in Charter)

                 ONE WORLD FINANCIAL CENTER, NEW YORK, NY  10281
                    (Address of Principal Executive Offices)

                                 (212) 374-1600
                         (Registrant's Telephone Number)

                             Thomas E. Duggan, Esq.
                           One World Financial Center
                               New York, NY  10281
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

[ ]  immediately upon filing pursuant to paragraph (b)

[ ]  On March 31, 1997 pursuant to paragraph (b)

[ ]  60 days after filing pursuant to paragraph (a)

[X]  On October 15, 1997 pursuant to paragraph (a) of Rule 485

     Registrant has registered an indefinite number of shares under the Securities Act of 1933 pursuant to Rule 24f-2 promulgated under the Investment Company Act of 1940. A Rule 24f-2 Notice for the fiscal year ended November 30, 1996 was filed on January 17, 1997.

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The Registrant incorporates by reference the contents of Post-Effective
Amendment 15.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the registrant certifies that it has duly caused this registration statement to be signed on its behalf by the undersigned thereto duly authorized in the City of New York, and State of New York on the 6th day of August, 1997.

                                   OCC CASH RESERVES, INC.

                                   s/Joseph M. La Motta
                                   -----------------------------------
                                   Joseph M. La Motta, President

Attest:

s/Deborah Kaback
------------------------------
Deborah Kaback, Secretary

     Pursuant to the requirements of the Securities Act of 1933 this registration statement has been signed below by the following persons in the capacities and on the date indicated:


                             OCC CASH RESERVES, INC.

                                                                    Date

s/Joseph M. La Motta                                               8/6/97
----------------------------------------
Joseph M. La Motta, President, Director

s/Paul Y. Clinton                                                  8/6/97
----------------------------------------
Paul Y. Clinton, Director

s/Thomas W. Courtney                                               8/6/97
----------------------------------------
Thomas W. Courtney, Director

s/Lacy B. Herrmann                                                 8/6/97
----------------------------------------
Lacy B. Herrmann, Director

s/George Loft                                                      8/6/97
----------------------------------------
George Loft, Director

s/Deborah Kaback                                                   8/6/97
----------------------------------------
Deborah Kaback, Secretary

s/Sheldon Siegel                                                   8/6/97
----------------------------------------
Sheldon Siegel, Treasurer

                                     C-5